Financial instruments - North american natural gas forward contracts (Details) MMBTU in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) MMBTU	Dec. 31, 2021 USD ($) MMBTU
Accumulated other comprehensive income
Disclosure of financial assets [line items]
Reclassification of hedge gain in cash flow hedge	$ 55,000,000	$ 12,700,000
North american natural gas forward contract
Disclosure of financial assets [line items]
Hedge ineffectiveness	$ 0
North american natural gas forward contract | Cash flow hedges
Disclosure of financial assets [line items]
Hedging instrument, energy (in mmbtu) | MMBTU	307,900	322,880
Notional amount	$ 1,014,264,000	$ 1,053,917,000
Assets, fair value	316,008,000
Liabilities, fair value		(3,986,000)
North american natural gas forward contract | Cash flow hedges | Other current assets
Disclosure of financial assets [line items]
Assets, fair value	32,768,000	5,905,000
North american natural gas forward contract | Cash flow hedges | Other non-current assets
Disclosure of financial assets [line items]
Assets, fair value	289,979,000	50,208,000
North american natural gas forward contract | Cash flow hedges | Other current liabilities
Disclosure of financial assets [line items]
Liabilities, fair value	(317,000)	(3,961,000)
North american natural gas forward contract | Cash flow hedges | Other long-term liabilities
Disclosure of financial assets [line items]
Liabilities, fair value	$ (6,422,000)	$ (56,138,000)
North american natural gas forward contract | Cash flow hedges | Bottom of range
Disclosure of financial assets [line items]
Hedging instrument, daily energy annualized (in mmbtu) | MMBTU	50	50
North american natural gas forward contract | Cash flow hedges | Top of range
Disclosure of financial assets [line items]
Hedging instrument, daily energy annualized (in mmbtu) | MMBTU	150	130